Regulatory Matters And Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Regulatory Matters And Going Concern Considerations [Abstract]
Regulatory Matters And Going Concern Considerations

NOTE 2 – REGULATORY MATTERS AND GOING CONCERN CONSIDERATIONS

Consent Order with the Federal Deposit Insurance Corporation and South Carolina Board of Financial Institutions

On February 10, 2011, the Bank entered into a Consent Order (the Consent Order) with the FDIC and the South Carolina Board of Financial Institutions (the State Board). The Consent Order conveys specific actions needed to address the Bank's current financial condition, primarily related to capital planning, liquidity/funds management, policy and planning issues, management oversight, loan concentrations and classifications, and non-performing loans. A summary of the requirements of the Consent Order and the Bank's status on complying with the Consent Order is as follows:

Requirements of the Consent Order		Bank's Compliance Status
Achieve and	maintain, by July 10, 2011, Total Risk	The Bank did not meet the capital ratios as specified in
Based capital	at least equal to 10% of risk-weighted	the Consent Order and, as a result, submitted a revised
assets and Tier 1 capital at least equal to 8% of total		capital restoration plan to the FDIC on July 15, 2011.
assets.		The revised capital restoration plan was determined by
the FDIC to be insufficient and, as a result, we submitted
a further revised capital restoration plan to the FDIC on
September 30, 2011. We received the FDIC's non-
objection to the further revised capital restoration plan
on December 6, 2011.

The Bank is working diligently to increase its capital
ratios in order to strengthen its balance sheet and satisfy
the commitments required under the Consent Order. The

Bank has engaged independent third parties to assist the
Bank in its efforts to increase its capital ratios. In
addition to continuing to search for additional capital,
the Bank is also searching for a potential merger partner.
While the Bank is pursuing both of these approaches
simultaneously, though given the lack of a market for
bank mergers, particularly in the Southeast, as a result of
the current economic and regulatory climate,
Management believes that in the short-term the more
realistic opportunity will be to raise additional capital.

Submit, by April 11, 2011, a written capital plan to the		We believe we have complied with this provision of the
supervisory authorities.		Consent Order.

Establish, by March	12, 2011, a plan to monitor	We believe we have complied with this provision of the
compliance with the Consent Order, which shall be		Consent Order. The Directors' Committee meets
monitored by the Bank's Directors' Committee.		monthly and each meeting includes reviews and
discussions of all areas required in the Consent Order.

Develop, by May 11, 2011, a written analysis and		We believe we have complied with this provision of the
assessment of the Bank's management and staffing		Consent Order. In 2011, the Bank engaged an
needs.		independent third party to perform an assessment of the
Bank's staffing needs to ensure the Bank has an
appropriate organizational structure with qualified
management in place. The Board of Directors has
reviewed all recommendations regarding the Bank's
organizational structure.

Notify the supervisory authorities in writing of the		We believe we have complied with this provision of the
resignation or termination of any of the Bank's directors		Consent Order.
or senior executive officers.

Eliminate, by March	12, 2011, by charge-off or	The Bank is in full compliance with requirement to
collection, all assets	or portions of assets classified	eliminate all loans classified "Loss" and reduce by 50%
"Loss" and 50% of those assets classified "Doubtful."		all assets classified "Doubtful" by March 13, 2011, and
reduce all classified assets by specific percentages over a
period of two years. As of December 31, 2011,
classified assets have been reduced by 42.58% since
September 30, 2010, which compares favorably to the
requirement of the Consent Order that the Bank reduce
the level of these classified assets by 25% by August 9,
2011. Management has allocated additional resources to
the handling of non-accrual loans, loans in liquidation,
and the disposition of OREO.

Review and update, by April 11, 2011, its policy to		We believe we have complied with this provision of the
ensure the adequacy of the Bank's allowance for loan		Consent Order.
and lease losses, which must provide for a review of the
Bank's allowance for loan and lease losses at least once
each calendar quarter.

Submit, by April 11, 2011, a written plan to the		We believe we have complied with this provision of the
supervisory authorities to reduce classified assets, which		Consent Order. As of December 31, 2011, classified
shall include, among other things, a reduction of the		assets have been reduced by 42.58% since September

Bank's risk exposure in relationships with assets in		30, 2010, which compares favorably to the requirement
excess of $750,000 which are criticized as		of the Consent Order that the Bank reduce the level of
"Substandard" or "Doubtful".		these classified assets by 25% by August 9, 2011.

Revise, by April 11, 2011, its policies and procedures		We believe we have complied with this provision of the
for managing the Bank's Adversely Classified Other		Consent Order.
Real Estate Owned.

Not extend any additional credit to any borrower who		We believe we have complied with this provision of the
has a loan or other extension of credit from the Bank that		Consent Order. In the second quarter of 2010, the Bank
has been charged-off or classified, in whole or in part,		engaged the services of an independent firm to perform
"Loss" or "Doubtful" and is uncollected. In addition, the		an extensive review of the Bank's credit portfolio and
Bank may not extend any additional credit to any		help management implement a more comprehensive
borrower who has a loan or other extension of credit		lending and collection policy and more enhanced loan
from the Bank that has been criticized, in whole or in		review.
part, "Substandard" and is uncollected, unless the Bank's
board of directors determines that failure to extend
further credit to a particular borrower would be
detrimental to the best interests of the Bank.

Perform, by April 11, 2011, a risk segmentation analysis		We believe we have complied with this provision of the
with respect to the Bank's Concentrations of Credit and		Consent Order.
develop a written plan to systematically reduce any
segment of the portfolio that is an undue concentration of
credit.

Review, by April 11, 2011 and annually thereafter, the		We believe we have complied with this provision of the
Bank's loan policies and procedures for adequacy and,		Consent Order. As noted above, the Bank engaged the
based upon this review, make all appropriate revisions to		services of an independent firm to perform an extensive
the policies and procedures necessary to enhance the		review of the Bank's credit portfolio and help
Bank's lending functions and ensure	their	management implement a more comprehensive lending
implementation.		and collection policy and more enhanced loan review.

Adopt, by May 11, 2011, an effective internal	loan	We believe we have complied with this provision of the
review and grading system to provide for the periodic		Consent Order. As noted above, the Bank engaged the
review of the Bank's loan portfolio in order to identify		services of an independent firm to perform an extensive
and categorize the Bank's loans, and other extensions of		review of the Bank's credit portfolio and help
credit which are carried on the Bank's books as loans, on		management implement a more comprehensive lending
the basis of credit quality.		and collection policy and more enhanced loan review.

Review and update, by May 11, 2011, its written profit		We believe we have complied with this provision of the
plan to ensure the Bank has a realistic, comprehensive		Consent Order. The Bank has engaged an independent
budget for all categories of income and expense, which		third party to assist management with a strategic plan to
must address, at minimum, goals and strategies for		help restructure its balance sheet, increase capital ratios,
improving and sustaining the earnings of the Bank, the		return to profitability and maintain adequate liquidity.
major areas in and means by which the Bank will seek to
improve the Bank's operating performance, realistic and
comprehensive budgets, a budget review process to
monitor income and expenses of the Bank to compare
actual figure with budgetary projections, the operating
assumptions that form the basis for and adequately
support major projected income and expense
components of the plan, and coordination of the Bank's
loan, investment, and operating policies and budget and

profit planning with the funds management policy.

Review and update, by May 11, 2011, its written plan		We believe we have complied with this provision of the
addressing liquidity, contingent funding, and asset		Consent Order. In 2011, the Bank engaged an
liability management.		independent third party to assist management in its
development of a strategic plan that achieves all
requirements of the Consent Order. The strategic plan
reflects the Bank's plans to restructure its balance sheet,
increase capital ratios, return to profitability, and
maintain adequate liquidity. The Board of Directors has
reviewed and adopted the Bank's strategic plan.
Eliminate, by March 12, 2011, all violations of law and		We believe we have complied with this provision of the
regulation or contraventions of policy set forth in the		Consent Order.
FDIC's safety and soundness examination of the Bank in
November 2009.

Not accept, renew, or rollover any brokered deposits		Since entering into the Consent Order, the Bank has not
unless it is in compliance with the requirements of 12		accepted, renewed, or rolled-over any brokered deposits.
C.F.R. § 337.6(b).

Limit asset growth to 5% per annum.		We believe we have complied with this provision of the
Consent Order.

Not declare or pay any dividends or bonuses or make		We believe we have complied with this provision of the
any distributions of interest, principal, or other sums on		Consent Order.
subordinated debentures without the prior approval of
the supervisory authorities.

The Bank shall comply with the restrictions on the		We believe we have complied with this provision of the
effective yields on deposits as described in 12 C.F.R. §		Consent Order.
337.6	.

Furnish, by March 12, 2011 and within 30 days of the		We believe we have complied with this provision of the
end of each quarter thereafter, written progress reports to		Consent Order, and we have submitted the required
the supervisory authorities detailing the form and manner		progress reports to the supervisory authorities.
of any actions taken to secure compliance with the
Consent Order.

Submit, by March 12, 2011, a written plan to the		We believe we have complied with the provision of the
supervisory authorities for eliminating its reliance on		Consent Order.
brokered deposits.

Adopt, by April 11, 2011, an employee compensation		We believe we have complied with the provision of the
plan after undertaking an independent review of		Consent Order.
compensation paid to all of the Bank's senior executive
officers.
Prepare and submit, by May 11, 2011, its written		We believe we have complied with this provision of the
strategic plan to the supervisory authorities.		Consent Order. In 2011, the Bank engaged an
independent third party to assist management in its
development of a strategic plan that achieves all
requirements of the Consent Order. The Board of
Directors has reviewed and adopted the Bank's strategic
plan.

There can be no assurance that the Bank will be able to comply fully with the provisions of the Consent Order, and the determination of the Bank's compliance will be made by the FDIC and the State Board. However, we believe we are currently in substantial compliance with the Consent Order except for the requirement to achieve and maintain, by July 10, 2011, Total Risk Based capital at least equal to 10% of risk-weighted assets and Tier 1 capital at least equal to 8% of total assets. Nevertheless, should we fail to comply with the capital requirements in the Consent Order, or suffer a continued deterioration in our financial condition, the Bank may be subject to being placed into a federal conservatorship or receivership by the FDIC, with the FDIC appointed as conservator or receiver. In addition, the supervisory authorities may amend the Consent Order based on the results of their ongoing examinations.

At December 31, 2011, the Bank was categorized as "significantly undercapitalized." Our losses during 2010 and 2011 have adversely impacted our capital. As a result, we have been pursuing a plan through which we intend to achieve the capital requirements set forth under the Consent Order and have ceased to grow the Bank. Our plan to increase our capital ratios includes the sale of assets, reduction in total assets, reduction of overhead expenses, and reduction of dividends as the primary means of improving the Bank's capital position, as well as raising additional capital at either the Bank or the holding company level and attempting to find a merger partner for the Company or the Bank. Pursuant to the requirements under the Consent Order, we submitted our capital plan to the FDIC for review. The FDIC directed us to revise the capital plan and, in addition, to develop a capital restoration plan, which we resubmitted in September 2011. We received the FDIC's non-objection to the revised capital restoration plan on December 6, 2011.

We anticipate that we will need to raise a material amount of capital to return the Bank to an adequate level of capitalization. As a result, with the assistance of our financial advisors, we are currently exploring a number of strategic alternatives to strengthen the capital level of the Bank. We note that there are no assurances that we will be able to raise this capital on a timely basis or at all.

We are also working diligently to improve asset quality and to reduce the Bank's investment in commercial real estate loans as a percentage of Tier 1 capital. The Company is reducing its reliance on brokered deposits and is committed to improving the Bank's capital position.

Written Agreement with the Federal Reserve Bank of Richmond

On May 9, 2011, the Company entered into a Written Agreement (the "Written Agreement") with the Federal Reserve Bank of Richmond. The Written Agreement is designed to enhance the Company's ability to act as a source of strength to the Bank.

The Written Agreement contains provisions similar to those in the Bank's Consent Order. Specifically, pursuant to the Written Agreement, the Company agreed, among other things, to seek the prior written approval of the Federal Reserve Bank of Richmond before undertaking any of the following activities:

  declaring or paying any dividends;
  directly or indirectly taking dividends or any other form of payment representing a reduction in capital from the Bank;
  making any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities;
  directly or indirectly, incurring, increasing or guarantying any debt; and
  directly or indirectly, purchasing or redeeming any shares of its stock.

The Company also agreed to comply with certain notice provisions set forth in the Federal Deposit Insurance Act and Federal Reserve regulations in appointing any new director or senior executive officer, or changing the responsibilities of any senior executive officer so that the officer would assume a different senior executive officer position. The Company is also required to comply with certain restrictions on indemnification and severance payments pursuant to the Federal Deposit Insurance Act and FDIC regulations.

We believe we are currently in substantial compliance with the Written Agreement.

Going Concern Considerations

The going concern assumption is a fundamental principle in the preparation of financial statements. It is the responsibility of management to assess the Company's ability to continue as a going concern. In assessing this assumption, the Company has taken into account all available information about the future, which is at least, but is not limited to, twelve months from the balance sheet date of December 31, 2011. The Company has sufficient sources of liquidity to meet its short-term and long-term funding needs. However, the Bank's financial condition has suffered during 2010 and 2011 from the extraordinary effects of what may ultimately be the worst economic downturn since the Great Depression.

The effects of the current economic environment are being felt across many industries, with financial services and residential real estate being particularly hard hit. The effects of the economic downturn have been particularly severe during the last 27 months. The Bank, with a loan portfolio consisting of a concentration in commercial real estate loans, has seen a decline in the value of the collateral securing its portfolio as well as rapid deterioration in its borrowers' cash flow and ability to repay their outstanding loans to the Bank. As a result, the Bank's level of nonperforming assets has increased substantially during 2010 and 2011. As of December 31, 2011, our nonperforming assets equaled $86,894,000, or 16.22% of assets, as compared to $74,236,000, or 9.43% of assets, as of December 31, 2010. In addition, our level of impaired loans increased to $80,410,000 at December 31, 2011 compared to $69,495,000 at December 31, 2010. For the year ended December 31, 2011, the Bank recorded a $25,271,000 provision to increase the allowance for loan losses to a level which, in management's best judgment, adequately reflected the increased risk inherent in the loan portfolio as of December 31, 2011. Nevertheless, given the current economic climate, management recognizes the possibility of further deterioration in the loan portfolio during 2012. For the year ended December 31, 2011, we recorded net loan charge-offs of $18,582,000, or 4.53% of average loans, as compared to net loan charge-offs of $16,120,000, or 3.33% of average loans, for the year ended December 31, 2010.

The Company and the Bank operate in a highly regulated industry and must plan for the liquidity needs of each entity separately. A variety of sources of liquidity are available to the Bank to meet its short-term and long-term funding needs. Although a number of these sources have been limited following execution of the Consent Order with the FDIC and the State Board, management has prepared forecasts of these sources of funds and the Bank's projected uses of funds during 2012 and 2013 in an effort to ensure that the sources available are sufficient to meet the Bank's projected liquidity needs for this period.

The Company relies on dividends from the Bank as its primary source of liquidity. The Company is a legal entity separate and distinct from the Bank. Various legal limitations restrict the Bank from lending or otherwise supplying funds to the Company to meet its obligations, including paying dividends. In addition, the terms of the Consent Order described below further limits the Bank's ability to pay dividends to the Company to satisfy its funding needs.

Management believes the Bank's liquidity sources are adequate to meet its needs for at least the next 12 months, but if the Bank is unable to meet its liquidity needs, then the Bank may be placed into a federal conservatorship or receivership by the FDIC, with the FDIC appointed conservator or receiver.

The Company will also need to raise substantial additional capital to increase capital levels to meet the standards set forth by the FDIC. As a result of the recent downturn in the financial markets, the availability of many sources of capital (principally to financial services companies) has become significantly restricted or has become increasingly costly as compared to the prevailing market rates prior to the volatility. Management cannot predict when or if the capital markets will return to more favorable conditions. Management is actively evaluating a number of capital sources asset reductions and other balance sheet management strategies to ensure that the Bank's projected level of regulatory capital can support its balance sheet.

There can be no assurances that the Company will be successful in its efforts to raise additional capital in 2012 or at all. An equity financing transaction would result in substantial dilution to the Company's current shareholders and could adversely affect the market price of the Company's common stock. It is difficult to predict if these efforts will be successful, either on a short-term or long-term basis. Should these efforts be unsuccessful, due to the regulatory restrictions which exist that restrict cash payments between the Bank and the Company, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

As a result of management's assessment of the Company's ability to continue as a going concern, the accompanying consolidated financial statements for the Company have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future, and does not include any adjustments to reflect the possible future effects on the recoverability or classification of assets.